ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Accounts receivable	$ 473.8	$ 479.3
Investment in finance leases (Note 15)	11.9	13.5
Receivables from related parties (Note 31)	58.2	57.5
Other receivables	101.7	90.9
Total accounts receivable	624.7	615.7
Gross carrying amount | Current trade receivables
Disclosure of financial assets [line items]
Accounts receivable	232.3	280.6
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable	132.1	68.4
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable	33.7	28.3
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable	16.0	16.8
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable	59.7	85.2
Accumulated impairment
Disclosure of financial assets [line items]
Credit loss allowances	(20.9)	(25.5)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(25.5)
Credit loss allowances, end of year	(20.9)	(25.5)
Accumulated impairment | Accounts receivable
Disclosure of financial assets [line items]
Credit loss allowances	(20.9)	(25.5)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(25.5)	(27.9)
Additions	(8.3)	3.2
Amounts charged off	9.4	4.7
Unused amounts reversed	2.2	1.9
Disposal of discontinued operations (Note 2)	0.9	0.0
Foreign currency exchange differences	0.4	(1.0)
Credit loss allowances, end of year	(20.9)	(25.5)
Accumulated impairment | Civil Aviation
Disclosure of financial assets [line items]
Credit loss allowances	(19.9)	(23.1)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(23.1)
Credit loss allowances, end of year	(19.9)	(23.1)
Accumulated impairment | Defense and Security
Disclosure of financial assets [line items]
Credit loss allowances	(1.0)	(1.0)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(1.0)
Credit loss allowances, end of year	$ (1.0)	$ (1.0)